NYLI Conservative ETF Allocation Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Investment Companies 94.6%
Equity Funds 39.7%
Invesco S&P SmallCap Quality ETF (a)	62,888	$ 2,591,614
iShares Core MSCI EAFE ETF	40,656	3,328,507
iShares Core MSCI Emerging Markets ETF	12,655	763,476
iShares Core S&P 500 ETF	4,375	2,777,687
iShares Core S&P Mid-Cap ETF	8,444	532,225
iShares MSCI Emerging Markets ex China ETF	16,567	1,040,739
Schwab U.S. Mid-Cap ETF	10,176	290,830
Vanguard Mega Cap ETF	33,199	7,644,402
Vanguard Mid-Cap ETF	6,245	1,786,008
Total Equity Funds (Cost $17,073,288)		20,755,488
Fixed Income Funds 54.9%
Invesco Senior Loan ETF (a)	125,273	2,621,964
iShares 0-5 Year High Yield Corporate Bond ETF	30,438	1,310,052
iShares 20+ Year Treasury Bond ETF	10,682	928,479
iShares Broad USD High Yield Corporate Bond ETF	42,023	1,571,240
iShares Broad USD Investment Grade Corporate Bond ETF (a)	78,910	4,047,294
iShares Convertible Bond ETF	11,258	1,042,603
iShares Core U.S. Aggregate Bond ETF	164,088	16,182,359
Vanguard Emerging Markets Government Bond ETF	16,012	1,048,946
Total Fixed Income Funds (Cost $28,586,825)		28,752,937
Total Investment Companies (Cost $45,660,113)		49,508,425
Short-Term Investments 11.9%
Affiliated Investment Company 5.3%
NYLI U.S. Government Liquidity Fund, 4.215% (b)	2,760,881	2,760,881
Unaffiliated Investment Company 6.6%
Invesco Government & Agency Portfolio, 4.342% (b)(c)	3,455,465	3,455,465
Total Short-Term Investments (Cost $6,216,346)		6,216,346
Total Investments (Cost $51,876,459)	106.5%	55,724,771
Other Assets, Less Liabilities	(6.5)	(3,411,896)
Net Assets	100.0%	$ 52,312,875

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $3,484,047; the total market value of collateral held by the Fund was $3,568,103. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $112,638. The Fund received cash collateral with a value of $3,455,465.

(b)	Current yield as of July 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,151	$ 3,708	$ (3,098)	$ —	$ —	$ 2,761	$ 30	$ —	2,761
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 20,755,488	$ —	$ —	$ 20,755,488
Fixed Income Funds	28,752,937	—	—	28,752,937
Total Investment Companies	49,508,425	—	—	49,508,425
Short-Term Investments
Affiliated Investment Company	2,760,881	—	—	2,760,881
Unaffiliated Investment Company	3,455,465	—	—	3,455,465
Total Short-Term Investments	6,216,346	—	—	6,216,346
Total Investments in Securities	$ 55,724,771	$ —	$ —	$ 55,724,771

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI Moderate ETF Allocation Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Investment Companies 94.7%
Equity Funds 59.8%
Invesco S&P SmallCap Quality ETF (a)	206,881	$ 8,525,566
iShares Core MSCI EAFE ETF	218,032	17,850,280
iShares Core MSCI Emerging Markets ETF	70,501	4,253,325
iShares Core S&P 500 ETF	14,456	9,178,115
iShares Core S&P Mid-Cap ETF	56,246	3,545,185
iShares MSCI Emerging Markets ex China ETF	54,588	3,429,218
Schwab U.S. Mid-Cap ETF (a)	67,636	1,933,037
Vanguard Mega Cap ETF	186,427	42,926,681
Vanguard Mid-Cap ETF	41,588	11,893,752
Total Equity Funds (Cost $80,422,724)		103,535,159
Fixed Income Funds 34.9%
Invesco Senior Loan ETF (a)	204,915	4,288,871
iShares 0-5 Year High Yield Corporate Bond ETF	20,113	865,663
iShares 20+ Year Treasury Bond ETF	35,393	3,076,360
iShares Broad USD High Yield Corporate Bond ETF	115,621	4,323,069
iShares Broad USD Investment Grade Corporate Bond ETF (a)	159,085	8,159,470
iShares Convertible Bond ETF (a)	37,725	3,493,712
iShares Core U.S. Aggregate Bond ETF	331,671	32,709,394
Vanguard Emerging Markets Government Bond ETF	53,213	3,485,984
Total Fixed Income Funds (Cost $59,594,233)		60,402,523
Total Investment Companies (Cost $140,016,957)		163,937,682
Short-Term Investments 6.7%
Affiliated Investment Company 5.2%
NYLI U.S. Government Liquidity Fund, 4.215% (b)	9,054,094	9,054,094
Unaffiliated Investment Company 1.5%
Invesco Government & Agency Portfolio, 4.342% (b)(c)	2,555,860	2,555,860
Total Short-Term Investments (Cost $11,609,954)		11,609,954
Total Investments (Cost $151,626,911)	101.4%	175,547,636
Other Assets, Less Liabilities	(1.4)	(2,445,627)
Net Assets	100.0%	$ 173,102,009

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $5,935,591; the total market value of collateral held by the Fund was $6,439,431. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,883,571. The Fund received cash collateral with a value of $2,555,860.

(b)	Current yield as of July 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 6,080	$ 10,229	$ (7,255)	$ —	$ —	$ 9,054	$ 96	$ —	9,054
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 103,535,159	$ —	$ —	$ 103,535,159
Fixed Income Funds	60,402,523	—	—	60,402,523
Total Investment Companies	163,937,682	—	—	163,937,682
Short-Term Investments
Affiliated Investment Company	9,054,094	—	—	9,054,094
Unaffiliated Investment Company	2,555,860	—	—	2,555,860
Total Short-Term Investments	11,609,954	—	—	11,609,954
Total Investments in Securities	$ 175,547,636	$ —	$ —	$ 175,547,636

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI Growth ETF Allocation Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Investment Companies 94.8%
Equity Funds 79.9%
Invesco S&P SmallCap Quality ETF (a)	182,246	$ 7,510,358
iShares Core MSCI EAFE ETF	263,073	21,537,786
iShares Core MSCI Emerging Markets ETF	86,969	5,246,840
iShares Core S&P 500 ETF	12,674	8,046,722
iShares Core S&P Mid-Cap ETF	73,592	4,638,504
iShares Core S&P Small-Cap ETF	19,171	2,114,178
iShares MSCI Emerging Markets ex China ETF	47,613	2,991,049
Schwab U.S. Mid-Cap ETF	88,490	2,529,044
Schwab U.S. Small-Cap ETF	207,348	5,339,211
Vanguard Mega Cap ETF (a)	195,792	45,083,066
Vanguard Mid-Cap ETF	54,489	15,583,309
Total Equity Funds (Cost $94,681,469)		120,620,067
Fixed Income Funds 14.9%
Invesco Senior Loan ETF (a)	180,389	3,775,542
iShares 0-5 Year High Yield Corporate Bond ETF	17,543	755,051
iShares 20+ Year Treasury Bond ETF	31,046	2,698,519
iShares Broad USD High Yield Corporate Bond ETF	101,275	3,786,672
iShares Broad USD Investment Grade Corporate Bond ETF	20,666	1,059,959
iShares Convertible Bond ETF (a)	32,905	3,047,332
iShares Core U.S. Aggregate Bond ETF	43,381	4,278,234
Vanguard Emerging Markets Government Bond ETF	46,659	3,056,631
Total Fixed Income Funds (Cost $21,679,853)		22,457,940
Total Investment Companies (Cost $116,361,322)		143,078,007
Short-Term Investments 6.1%
Affiliated Investment Company 5.3%
NYLI U.S. Government Liquidity Fund, 4.215% (b)	8,030,793	8,030,793
Unaffiliated Investment Company 0.8%
Invesco Government & Agency Portfolio, 4.342% (b)(c)	1,279,680	1,279,680
Total Short-Term Investments (Cost $9,310,473)		9,310,473
Total Investments (Cost $125,671,795)	100.9%	152,388,480
Other Assets, Less Liabilities	(0.9)	(1,429,955)
Net Assets	100.0%	$ 150,958,525

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $4,895,648; the total market value of collateral held by the Fund was $5,404,721. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,125,041. The Fund received cash collateral with a value of $1,279,680.
(b)	Current yield as of July 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 5,886	$ 7,271	$ (5,126)	$ —	$ —	$ 8,031	$ 79	$ —	8,031
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 120,620,067	$ —	$ —	$ 120,620,067
Fixed Income Funds	22,457,940	—	—	22,457,940
Total Investment Companies	143,078,007	—	—	143,078,007
Short-Term Investments
Affiliated Investment Company	8,030,793	—	—	8,030,793
Unaffiliated Investment Company	1,279,680	—	—	1,279,680
Total Short-Term Investments	9,310,473	—	—	9,310,473
Total Investments in Securities	$ 152,388,480	$ —	$ —	$ 152,388,480

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI Equity ETF Allocation Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Investment Companies 99.7%
Equity Funds 99.7%
Invesco S&P SmallCap Quality ETF (a)	146,022	$ 6,017,567
iShares Core MSCI EAFE ETF	259,085	21,211,289
iShares Core MSCI Emerging Markets ETF	98,044	5,914,995
iShares Core S&P 500 ETF	10,476	6,651,212
iShares Core S&P Mid-Cap ETF	58,205	3,668,661
iShares Core S&P Small-Cap ETF	30,699	3,385,486
iShares MSCI Emerging Markets ex China ETF	37,905	2,381,192
Schwab U.S. Mid-Cap ETF (a)	70,122	2,004,087
Schwab U.S. Small-Cap ETF (a)	327,579	8,435,159
Vanguard Mega Cap ETF	204,971	47,196,622
Vanguard Mid-Cap ETF	43,065	12,316,159
Total Investment Companies (Cost $94,502,270)		119,182,429
Short-Term Investments 0.4%
Affiliated Investment Company 0.3%
NYLI U.S. Government Liquidity Fund, 4.215% (b)	356,828	356,828
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 4.342% (b)(c)	89,250	89,250
Total Short-Term Investments (Cost $446,078)		446,078
Total Investments (Cost $94,948,348)	100.1%	119,628,507
Other Assets, Less Liabilities	(0.1)	(65,120)
Net Assets	100.0%	$ 119,563,387

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $1,773,421; the total market value of collateral held by the Fund was $2,018,604. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,929,354. The Fund received cash collateral with a value of $89,250.
(b)	Current yield as of July 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 567	$ 3,454	$ (3,664)	$ —	$ —	$ 357	$ 6	$ —	357

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 119,182,429	$ —	$ —	$ 119,182,429
Short-Term Investments
Affiliated Investment Company	356,828	—	—	356,828
Unaffiliated Investment Company	89,250	—	—	89,250
Total Short-Term Investments	446,078	—	—	446,078
Total Investments in Securities	$ 119,628,507	$ —	$ —	$ 119,628,507

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI CBRE Global Infrastructure Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 93.5%
Belgium 0.6%
Elia Group SA/NV (Utilities)	58,440	$ 6,695,324
Canada 7.1%
Canadian Pacific Kansas City Ltd. (Transportation) (a)	307,226	22,594,060
Pembina Pipeline Corp. (Midstream / Pipelines)	789,501	29,344,184
TC Energy Corp. (Midstream / Pipelines)	580,663	27,725,653
		79,663,897
France 4.0%
Vinci SA (Transportation)	320,792	44,429,340
Germany 2.0%
E.ON SE (Utilities)	1,194,003	21,749,310
Italy 0.8%
Infrastrutture Wireless Italiane SpA (Communications)	769,708	9,091,365
Japan 2.7%
East Japan Railway Co. (Transportation)	240,600	5,120,899
West Japan Railway Co. (Transportation)	1,154,026	25,309,603
		30,430,502
Mexico 3.5%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B (Transportation)	814,881	10,808,782
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	1,024,460	23,535,156
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation)	168,924	5,120,461
		39,464,399
New Zealand 0.7%
Auckland International Airport Ltd. (Transportation)	1,801,475	7,975,094
Spain 8.1%
Aena SME SA (Transportation)	1,373,524	36,966,709
Cellnex Telecom SA (Communications)	362,292	12,711,919
Ferrovial SE (Transportation)	787,569	40,331,011
		90,009,639
Switzerland 1.3%
Flughafen Zurich AG (Registered) (Transportation)	49,989	14,083,987
United Kingdom 4.7%
National Grid plc (Utilities)	1,105,808	15,534,110
Pennon Group plc (Utilities)	2,113,575	13,875,939
Severn Trent plc (Utilities)	518,976	18,191,106
SSE plc (Utilities)	215,372	5,247,839
		52,848,994

	Shares	Value
Common Stocks
United States 58.0%
AES Corp. (The) (Utilities)	1,933,417	$ 25,424,433
American Tower Corp. (Communications)	111,107	23,153,588
Atmos Energy Corp. (Utilities)	275,089	42,891,877
California Water Service Group (Utilities)	203,370	9,247,234
Cheniere Energy, Inc. (Midstream / Pipelines)	146,063	34,453,340
CMS Energy Corp. (Utilities)	377,406	27,852,563
Constellation Energy Corp. (Utilities)	61,691	21,458,597
Entergy Corp. (Utilities)	372,022	33,641,949
Equinix, Inc. (Communications)	33,022	25,927,884
Essential Utilities, Inc. (Utilities)	716,517	26,367,826
Evergy, Inc. (Utilities)	162,365	11,495,442
NextEra Energy, Inc. (Utilities)	475,882	33,816,175
Norfolk Southern Corp. (Transportation)	151,416	42,093,648
OGE Energy Corp. (Utilities)	241,356	10,962,389
ONEOK, Inc. (Midstream / Pipelines)	35,608	2,923,773
PG&E Corp. (Utilities)	1,728,340	24,231,327
PPL Corp. (Utilities)	1,219,046	43,507,752
Public Service Enterprise Group, Inc. (Utilities)	476,698	42,802,713
Southern Co. (The) (Utilities)	113,089	10,684,649
Targa Resources Corp. (Midstream / Pipelines)	174,141	28,978,804
Union Pacific Corp. (Transportation)	57,512	12,765,939
WEC Energy Group, Inc. (Utilities)	425,216	46,382,561
Williams Cos., Inc. (The) (Midstream / Pipelines)	517,062	30,997,867
Xcel Energy, Inc. (Utilities)	473,688	34,787,647
		646,849,977
Total Common Stocks (Cost $968,415,554)		1,043,291,828
Short-Term Investments 5.9%
Affiliated Investment Company 4.1%
United States 4.1%
NYLI U.S. Government Liquidity Fund, 4.215% (b)	45,349,618	45,349,618
Unaffiliated Investment Company 1.8%
United States 1.8%
Invesco Government & Agency Portfolio, 4.342% (b)(c)	20,584,990	20,584,990
Total Short-Term Investments (Cost $65,934,608)		65,934,608
Total Investments (Cost $1,034,350,162)	99.4%	1,109,226,436
Other Assets, Less Liabilities	0.6	7,058,154
Net Assets	100.0%	$ 1,116,284,590

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $18,982,626. The Fund received cash collateral with a value of $20,584,990.
(b)	Current yield as of July 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 16,299	$ 157,690	$ (128,639)	$ —	$ —	$ 45,350	$ 131	$ —	45,350
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Belgium	$ —	$ 6,695,324	$ —	$ 6,695,324
France	—	44,429,340	—	44,429,340
Germany	—	21,749,310	—	21,749,310
Italy	—	9,091,365	—	9,091,365
Japan	—	30,430,502	—	30,430,502
New Zealand	—	7,975,094	—	7,975,094
Spain	—	90,009,639	—	90,009,639
Switzerland	—	14,083,987	—	14,083,987
United Kingdom	—	52,848,994	—	52,848,994
All Other Countries	765,978,273	—	—	765,978,273
Total Common Stocks	765,978,273	277,313,555	—	1,043,291,828
Short-Term Investments
Affiliated Investment Company	45,349,618	—	—	45,349,618
Unaffiliated Investment Company	20,584,990	—	—	20,584,990
Total Short-Term Investments	65,934,608	—	—	65,934,608
Total Investments in Securities	$ 831,912,881	$ 277,313,555	$ —	$ 1,109,226,436

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI CBRE Real Estate Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Community Shopping Centers 6.4%
Brixmor Property Group, Inc.	279,040	$ 7,291,315
Kite Realty Group Trust	154,900	3,404,702
Regency Centers Corp.	51,685	3,690,309
		14,386,326
Enclosed Mall 5.5%
Simon Property Group, Inc.	75,671	12,394,153
Healthcare Facilities 16.6%
American Healthcare REIT, Inc.	88,403	3,415,892
Healthpeak Properties, Inc.	250,912	4,250,449
Omega Healthcare Investors, Inc.	47,617	1,852,302
Ventas, Inc.	82,621	5,550,479
Welltower, Inc.	134,747	22,242,687
		37,311,809
Hotels 1.7%
Ryman Hospitality Properties, Inc.	21,518	2,045,501
Sunstone Hotel Investors, Inc.	212,687	1,861,011
		3,906,512
Industrial Properties 8.6%
EastGroup Properties, Inc.	37,565	6,132,111
First Industrial Realty Trust, Inc.	115,723	5,638,024
Prologis, Inc.	70,406	7,517,953
		19,288,088
Net Lease Properties 13.8%
Essential Properties Realty Trust, Inc.	110,844	3,379,634
Getty Realty Corp.	38,168	1,060,689
Iron Mountain, Inc.	57,041	5,553,512
NETSTREIT Corp. (a)	109,404	1,994,435
Realty Income Corp.	76,532	4,295,741
STAG Industrial, Inc.	120,250	4,128,182
VICI Properties, Inc.	324,724	10,586,002
		30,998,195
Office Buildings 3.9%
COPT Defense Properties	72,549	1,979,137
Cousins Properties, Inc.	98,813	2,677,832
Vornado Realty Trust	109,114	4,192,160
		8,849,129
Residential 10.7%
American Homes 4 Rent, Class A	80,285	2,785,087
Camden Property Trust	26,359	2,878,403
Elme Communities	120,878	1,822,840
Independence Realty Trust, Inc.	105,534	1,769,805
Invitation Homes, Inc.	210,680	6,457,342

	Shares	Value
Common Stocks
Residential
UDR, Inc.	181,211	$ 7,119,780
Veris Residential, Inc.	88,803	1,250,346
		24,083,603
Self Storage Property 5.4%
CubeSmart	107,917	4,199,050
Extra Space Storage, Inc.	50,667	6,807,618
Smartstop Self Storage REIT, Inc. (a)	36,628	1,240,957
		12,247,625
Technology Datacenters 11.5%
Digital Realty Trust, Inc.	47,874	8,446,889
Equinix, Inc.	22,259	17,477,099
		25,923,988
Technology Towers 12.6%
American Tower Corp.	100,298	20,901,100
SBA Communications Corp.	33,150	7,449,468
		28,350,568
Timber 2.8%
Weyerhaeuser Co.	256,007	6,412,976
Total Common Stocks (Cost $206,823,083)		224,152,972
Short-Term Investments 1.5%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 4.215% (b)	1,185,300	1,185,300
Unaffiliated Investment Company 1.0%
Invesco Government & Agency Portfolio, 4.342% (b)(c)	2,254,730	2,254,730
Total Short-Term Investments (Cost $3,440,030)		3,440,030
Total Investments (Cost $210,263,113)	101.0%	227,593,002
Other Assets, Less Liabilities	(1.0)	(2,242,714)
Net Assets	100.0%	$ 225,350,288

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $2,135,148. The Fund received cash collateral with a value of $2,254,730.
(b)	Current yield as of July 31, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 114	$ 7,425	$ (6,354)	$ —	$ —	$ 1,185	$ 10	$ —	1,185
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 224,152,972	$ —	$ —	$ 224,152,972
Short-Term Investments
Affiliated Investment Company	1,185,300	—	—	1,185,300
Unaffiliated Investment Company	2,254,730	—	—	2,254,730
Total Short-Term Investments	3,440,030	—	—	3,440,030
Total Investments in Securities	$ 227,593,002	$ —	$ —	$ 227,593,002

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

New York Life Investments Funds Trust
Notes to Portfolios of Investments July 31, 2025 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the New York Life Investments Funds Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of July 31, 2025, is included at the end of each Fund's respective Portfolio of Investments.
The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date.

Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.